Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.39%
Communication Services - 4 .12%
Advantage Solutions, Inc.* 900,000 $ 1,917,000
AMC Networks, Inc.,
Class A* 97,636 1,982,011
ATN International, Inc. 49,500 1,909,215
Audacy, Inc.* 531,680 205,281
Beasley Broadcast Group,
Inc., Class A* 65,000 70,200
comScore, Inc.* 204,900 338,085
Consolidated
Communications
Holdings, Inc.* 239,800 997,568
Cumulus Media, Inc.,
Class A* 35,100 246,753
DHI Group, Inc.* 3,500 18,830
EchoStar Corp., Class A* 163,300 2,689,551
Entravision
Communications Corp.,
Class A 162,300 644,331
EW Scripps Co. (The),
Class A*+ 188,100 2,119,887
Fluent, Inc.* 170,000 229,500
Gannett Co., Inc.*+ 477,700 730,881
Gray Television, Inc. 218,000 3,121,760
Liberty Latin America, Ltd.,
Class A* 100,000 619,000
Liberty Latin America, Ltd.,
Class C* 360,000 2,214,000
Lions Gate Entertainment
Corp., Class A* 15,000 111,450
Marcus Corp. (The) 15,000 208,350
Saga Communications,
Inc., Class A 15,100 394,865
Salem Media Group, Inc.* 31,200 54,288
Scholastic Corp. 121,100 3,725,036
Sinclair Broadcast Group,
Inc., Class A 154,500 2,794,905
SPAR Group, Inc.* 44,000 63,800
Spok Holdings, Inc. 900 6,876
Telephone and Data
Systems, Inc. 229,200 3,185,880
Townsquare Media, Inc.,
Class A* 40,700 295,482
TrueCar, Inc.* 200,000 302,000
Urban One, Inc.* 105,000 446,250
31,643,035
Consumer Discretionary - 11 .49%
Aaron's Co., Inc. (The) 70,000 680,400
Abercrombie & Fitch Co.,
Class A* 120,600 1,875,330
Adtalem Global Education,
Inc.* 78,000 2,843,100
Industry Company Shares Value
Consumer Discretionary (continued)
AMCON Distributing Co. 1,950 $ 409,500
American Axle &
Manufacturing Holdings,
Inc.* 380,600 2,599,498
American Outdoor Brands,
Inc.* 16,000 140,320
American Public
Education, Inc.* 7,500 68,550
Asbury Automotive Group,
Inc.* 10,500 1,586,550
Bassett Furniture
Industries, Inc. 17,909 280,813
Beazer Homes USA, Inc.* 56,500 546,355
Bed Bath & Beyond, Inc.*+ 87,500 532,875
Big 5 Sporting Goods
Corp.+ 110,000 1,181,400
Big Lots, Inc.+ 65,500 1,022,455
Biglari Holdings, Inc.,
Class B* 6,700 774,520
Bluegreen Vacations
Holding Corp. 47,328 781,859
Build-A-Bear Workshop,
Inc. 40,000 533,200
Carrols Restaurant Group,
Inc.* 60,900 99,267
Cato Corp. (The), Class A 78,000 744,120
Century Casinos, Inc.* 52,700 345,712
Century Communities, Inc. 75,000 3,208,500
China Automotive
Systems, Inc.* 25,150 100,097
Citi Trends, Inc.* 21,020 326,020
Conn's, Inc.* 71,600 506,928
Container Store Group,
Inc. (The)* 160,050 784,245
Cooper-Standard
Holdings, Inc.* 15,000 87,600
Crown Crafts, Inc. 30,050 173,689
Delta Apparel, Inc.* 23,700 331,563
Dillard's, Inc., Class A+ 21,900 5,973,444
Dixie Group, Inc. (The)* 33,550 36,234
El Pollo Loco Holdings,
Inc.* 25,400 226,568
Ethan Allen Interiors, Inc. 43,600 921,704
Ever-Glory International
Group, Inc.* 31,500 27,405
Express, Inc.* 50,000 54,500
Flanigan's Enterprises, Inc. 10,000 255,200
Flexsteel Industries, Inc. 8,500 133,450
Fossil Group, Inc.* 71,800 245,556
Genesco, Inc.* 49,100 1,930,612
G-III Apparel Group, Ltd.* 108,100 1,616,095
Golden Entertainment, Inc.* 37,000 1,290,930

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Good Times Restaurants,
Inc.* 4,300 $ 9,331
GoPro, Inc., Class A* 325,000 1,602,250
Haverty Furniture Cos., Inc. 34,659 863,009
Hibbett, Inc. 31,500 1,569,015
Hooker Furnishings Corp. 15,900 214,491
Lakeland Industries, Inc.* 19,250 221,953
Lands' End, Inc.* 64,900 501,028
Landsea Homes Corp.* 103,100 491,787
La-Z-Boy, Inc. 60,000 1,354,200
Lazydays Holdings, Inc.*+ 66,508 897,858
Legacy Housing Corp.* 12,500 214,375
Lifetime Brands, Inc. 57,449 388,930
Lincoln Educational
Services Corp.* 50,000 272,000
Live Ventures, Inc.*+ 11,150 279,307
M/I Homes, Inc.* 54,300 1,967,289
MarineMax, Inc.* 72,900 2,171,691
Modine Manufacturing Co.* 131,900 1,706,786
Movado Group, Inc. 67,900 1,913,422
ODP Corp. (The)* 102,390 3,599,009
Patrick Industries, Inc. 40,000 1,753,600
Perdoceo Education Corp.* 193,700 1,995,110
RumbleON, Inc., Class B* 20,600 348,552
Shoe Carnival, Inc. 69,200 1,483,648
Smith & Wesson Brands,
Inc.+ 110,000 1,140,700
Sonic Automotive, Inc.,
Class A 82,000 3,550,600
Strategic Education, Inc. 59,000 3,623,190
Strattec Security Corp.* 17,300 359,840
Superior Group of Cos.,
Inc. 38,500 341,880
Tenneco, Inc., Class A* 113,700 1,977,243
Tilly's, Inc., Class A+ 111,900 774,348
TravelCenters of America,
Inc.* 58,930 3,178,095
Tri Pointe Homes, Inc.* 160,000 2,417,600
Unifi, Inc.* 45,000 427,950
Universal Technical
Institute, Inc.* 203,600 1,107,584
Vera Bradley, Inc.* 131,250 395,062
Vince Holding Corp.*+ 15,000 93,750
Vista Outdoor, Inc.*+ 78,000 1,896,960
VOXX International Corp.* 52,164 396,968
Weyco Group, Inc. 22,500 457,650
Winnebago Industries,
Inc.+ 68,500 3,644,885
Xcel Brands, Inc.* 20,000 19,060
Industry Company Shares Value
Consumer Discretionary (continued)
Zumiez, Inc.*+ 62,800 $ 1,352,084
88,250,254
Consumer Staples - 4 .22%
Alico, Inc. 13,100 369,944
Andersons, Inc. (The) 32,616 1,012,075
Coffee Holding Co., Inc. 10,000 25,000
Edgewell Personal Care
Co. 100,000 3,740,000
Fresh Del Monte Produce,
Inc. 134,000 3,114,160
Ingles Markets, Inc.,
Class A 53,750 4,257,538
Lifevantage Corp. 60,000 225,000
Lifeway Foods, Inc.* 2,000 11,440
Mannatech, Inc. 4,500 93,600
Natural Alternatives
International, Inc.* 16,800 155,736
Natural Grocers by Vitamin
Cottage, Inc. 46,100 497,419
Oil-Dri Corp. of America 11,242 272,056
Rite Aid Corp.* 117,500 581,625
Seneca Foods Corp.,
Class A* 25,450 1,283,698
SpartanNash Co. 117,782 3,418,034
TreeHouse Foods, Inc.* 90,000 3,817,800
United Natural Foods, Inc.* 117,000 4,021,290
Village Super Market, Inc.,
Class A 23,859 461,194
Weis Markets, Inc. 66,600 4,744,584
Whole Earth Brands, Inc.*+ 64,500 247,680
Willamette Valley
Vineyards, Inc.* 8,000 49,360
32,399,233
Energy - 17 .52%
Adams Resources &
Energy, Inc. 12,900 384,420
Alto Ingredients, Inc.*+ 198,900 723,996
Antero Resources Corp.* 193,000 5,892,290
Archrock, Inc. 297,700 1,911,234
Ardmore Shipping Corp.* 47,700 435,501
Berry Corp. 268,842 2,016,315
Bristow Group, Inc.* 70,500 1,656,045
Chord Energy Corp. 32,623 4,461,848
Civitas Resources, Inc.+ 66,800 3,833,652
Comstock Resources, Inc.* 368,600 6,373,094
CONSOL Energy, Inc. 100,200 6,444,864
CVR Energy, Inc. 98,000 2,840,040
Delek US Holdings, Inc. 150,500 4,084,570
DHT Holdings, Inc. 482,900 3,650,724

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Dorian LPG, Ltd. 123,029 $ 1,669,504
Epsilon Energy, Ltd.+ 60,000 379,200
Forum Energy
Technologies, Inc.* 7,000 148,680
Frontline, Ltd.+ 465,000 5,082,450
Geospace Technologies
Corp.* 94,900 418,509
Golar LNG, Ltd.* 248,390 6,189,879
Gran Tierra Energy, Inc.* 1,275,000 1,542,750
Hallador Energy Co.* 153,900 864,918
Helix Energy Solutions
Group, Inc.* 145,000 559,700
International Seaways,
Inc.+ 65,993 2,318,334
Murphy Oil Corp. 66,500 2,338,805
Nabors Industries, Ltd.* 24,000 2,434,800
NACCO Industries, Inc.,
Class A 21,450 1,008,793
National Energy Services
Reunited Corp.* 225,200 1,337,688
Natural Gas Services
Group, Inc.* 61,800 620,472
NCS Multistage Holdings,
Inc.* 4,500 97,875
Newpark Resources, Inc.* 265,000 667,800
Nine Energy Service, Inc.* 65,000 171,600
Oil States International,
Inc.*+ 146,000 567,940
Overseas Shipholding
Group, Inc., Class A* 215,916 641,270
Patterson-UTI Energy, Inc. 335,000 3,912,800
PBF Energy, Inc., Class A* 229,400 8,065,704
Permian Resources Corp.* 782,600 5,321,680
PHX Minerals, Inc. 9,350 30,294
ProPetro Holding Corp.* 247,310 1,990,845
Range Resources Corp. 51,000 1,288,260
Ranger Energy Services,
Inc.* 13,500 132,030
REX American Resources
Corp.* 23,550 657,516
Ring Energy, Inc.*+ 529,000 1,227,280
RPC, Inc. 75,300 521,829
SandRidge Energy, Inc.* 103,000 1,679,930
Scorpio Tankers, Inc.+ 136,690 5,746,448
SEACOR Marine
Holdings, Inc.* 77,100 433,302
SFL Corp., Ltd. 458,812 4,179,777
SilverBow Resources, Inc.* 37,000 994,560
SM Energy Co. 175,000 6,581,750
Smart Sand, Inc.* 195,400 304,824
Talos Energy, Inc.* 207,100 3,448,215
Teekay Corp.* 470,000 1,687,300
Industry Company Shares Value
Energy (continued)
Teekay Tankers, Ltd.,
Class A* 50,000 $ 1,377,000
US Silica Holdings, Inc.* 249,500 2,732,025
VAALCO Energy, Inc.+ 212,500 926,500
Weatherford International
PLC* 148,000 4,778,920
World Fuel Services Corp. 118,156 2,769,577
134,557,926
Financials - 36 .42%
1st Source Corp. 58,800 2,722,440
Acacia Research Corp.*+ 138,900 561,156
ACNB Corp. 32,900 988,316
Alerus Financial Corp. 36,373 803,843
Allegiance Bancshares,
Inc. 31,131 1,295,984
Amalgamated Financial
Corp. 55,000 1,240,250
A-Mark Precious Metals,
Inc.+ 23,000 652,970
Amerant Bancorp, Inc. 42,850 1,064,394
American National
Bankshares, Inc. 31,000 990,450
AmeriServ Financial, Inc. 66,000 250,800
Ames National Corp. 8,000 177,440
Argo Group International
Holdings, Ltd. 32,694 629,686
Associated Capital Group,
Inc., Class A 33,827 1,243,481
Atlantic American Corp. 1,204 3,443
Atlanticus Holdings Corp.* 5,000 131,150
Auburn National BanCorp,
Inc. 7,374 169,750
Banc of California, Inc. 124,150 1,982,676
Banco Latinoamericano de
Comercio Exterior SA,
Class E 70,188 916,655
Bank of Marin Bancorp 8,100 242,595
Bank of NT Butterfield &
Son, Ltd. (The) 17,400 564,804
Bank of Princeton (The) 22,500 637,875
Bank of the James
Financial Group, Inc. 14,000 176,960
Bank7 Corp. 23,100 512,358
BankFinancial Corp. 27,200 257,312
Bankwell Financial Group,
Inc. 14,000 407,540
Banner Corp. 62,000 3,662,960
Bar Harbor Bankshares 30,541 809,947
BayCom Corp. 15,300 268,974
BCB Bancorp, Inc. 50,900 856,647

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Blue Ridge Bankshares,
Inc. 42,296 $ 537,582
Broadway Financial Corp.* 214,223 242,072
Brookline Bancorp, Inc. 178,500 2,079,525
Business First Bancshares,
Inc. 35,000 753,550
Byline Bancorp, Inc. 81,200 1,644,300
C&F Financial Corp. 6,800 363,800
Camden National Corp. 45,700 1,946,820
Capital Bancorp, Inc. 64,650 1,493,415
Capital City Bank Group,
Inc. 27,500 855,525
Capstar Financial
Holdings, Inc. 35,000 648,550
Carter Bankshares, Inc.* 61,755 994,256
CB Financial Services, Inc. 23,700 515,712
Central Pacific Financial
Corp. 60,000 1,241,400
Central Valley Community
Bancorp 26,900 476,399
CF Bankshares, Inc. 1,000 20,620
Chemung Financial Corp. 11,593 485,399
ChoiceOne Financial
Services, Inc. 1,000 21,720
Citizens Community
Bancorp, Inc. 47,500 578,075
Citizens Holding Co. 3,400 52,020
Citizens, Inc.* 79,500 265,530
Civista Bancshares, Inc. 34,821 722,884
CNB Financial Corp. 48,000 1,131,360
Codorus Valley Bancorp,
Inc. 37,971 715,374
Cohen & Co., Inc. 4,500 38,295
Community Financial Corp.
(The) 28,340 972,062
Community Trust Bancorp,
Inc. 36,300 1,471,965
Community West
Bancshares 28,821 402,053
ConnectOne Bancorp, Inc. 116,854 2,694,653
Consumer Portfolio
Services, Inc.* 114,300 830,961
Cowen, Inc., Class A 74,700 2,886,408
Crawford & Co., Class A 42,900 246,246
Crawford & Co., Class B 101 530
CrossFirst Bankshares,
Inc.* 127,200 1,659,960
Curo Group Holdings
Corp. 40,000 160,400
Customers Bancorp, Inc.* 82,900 2,443,892
Dime Community
Bancshares, Inc. 90,420 2,647,498
Industry Company Shares Value
Financials (continued)
Donegal Group, Inc.,
Class A 87,600 $ 1,181,724
Donnelley Financial
Solutions, Inc.* 48,900 1,807,833
Eagle Bancorp Montana,
Inc. 15,200 288,800
Eagle Bancorp, Inc. 83,900 3,760,398
Elevate Credit, Inc.* 90,200 99,220
Emclaire Financial Corp.+ 700 24,675
Employers Holdings, Inc. 40,730 1,404,778
Encore Capital Group,
Inc.* 76,600 3,483,768
Enova International, Inc.* 69,900 2,045,973
Enterprise Bancorp, Inc. 40,275 1,204,625
Enterprise Financial
Services Corp. 41,436 1,824,841
Equity Bancshares, Inc.,
Class A 59,300 1,757,059
ESSA Bancorp, Inc. 33,100 641,809
EZCORP, Inc., Class A* 225,000 1,734,750
Farmers National Banc
Corp. 62,500 818,125
Federal Agricultural
Mortgage Corp., Class C 19,900 1,972,886
Financial Institutions, Inc. 46,300 1,114,441
First BanCorp Puerto Rico 72,000 984,960
First Bancorp, Inc. (The) 5,000 137,750
First Bancorp/Southern
Pines NC 14,668 536,555
First Bancshares, Inc.
(The) 64,600 1,929,602
First Bank 42,622 582,643
First Busey Corp. 132,900 2,921,142
First Business Financial
Services, Inc. 32,508 1,050,334
First Capital, Inc. 10,000 257,100
First Commonwealth
Financial Corp. 145,000 1,861,800
First Community
Bankshares, Inc. 22,000 704,660
First Community Corp. 5,800 101,500
First Financial Bancorp 150,000 3,162,000
First Financial Corp. 22,127 999,919
First Financial Northwest,
Inc. 20,700 307,188
First Foundation, Inc. 65,000 1,179,100
First Guaranty Bancshares,
Inc. 14,713 321,920
First Internet Bancorp 41,200 1,395,032
First Merchants Corp. 75,067 2,903,592
First Mid Bancshares, Inc. 22,000 703,340
First National Corp. 21,000 321,300

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
First Northwest Bancorp 25,600 $ 412,160
First of Long Island Corp.
(The) 54,000 930,960
First Savings Financial
Group, Inc. 23,600 542,328
First United Corp. 12,725 210,599
First US Bancshares, Inc. 5,000 39,800
First Western Financial,
Inc.* 46,000 1,133,900
Flushing Financial Corp. 65,141 1,261,781
FNCB Bancorp, Inc. 92,600 695,426
Franklin Financial Services
Corp. 22,000 694,320
FS Bancorp, Inc. 8,800 239,888
Fulton Financial Corp. 763 12,055
FVCBankcorp, Inc.* 14,200 272,214
Genworth Financial, Inc.,
Class A* 915,000 3,202,500
Great Southern Bancorp,
Inc. 22,300 1,272,661
Green Dot Corp., Class A* 100,000 1,898,000
Greenhill & Co., Inc. 35,000 207,900
Guaranty Bancshares, Inc. 5,866 202,905
Guild Holdings Co.,
Class A 187,000 1,727,880
Hallmark Financial
Services, Inc.* 62,000 65,100
Hanmi Financial Corp. 114,000 2,699,520
HarborOne Bancorp, Inc. 106,800 1,433,256
Hawthorn Bancshares, Inc. 14,598 319,112
Heartland Financial USA,
Inc. 68,350 2,963,656
Hennessy Advisors, Inc.+ 6,000 52,020
Heritage Commerce Corp. 75,000 850,500
Heritage Financial Corp. 53,600 1,418,792
HMN Financial, Inc. 22,500 504,000
Home Bancorp, Inc. 21,097 822,572
Home Point Capital, Inc. 376,500 579,810
HomeStreet, Inc. 46,500 1,339,665
HomeTrust Bancshares,
Inc. 15,900 351,390
Hope Bancorp, Inc. 271,500 3,431,760
Horace Mann Educators
Corp. 91,082 3,214,284
Horizon Bancorp, Inc. 129,342 2,322,982
Independent Bank Corp. 65,500 1,251,050
Independent Bank Group,
Inc. 35,350 2,170,137
Investar Holding Corp. 36,000 716,400
Investors Title Co. 2,500 352,500
Kearny Financial Corp. 150,000 1,593,000
Kingstone Cos., Inc. 24,000 63,840
Industry Company Shares Value
Financials (continued)
Lakeland Bancorp, Inc. 146,371 $ 2,343,400
Landmark Bancorp, Inc. 8,641 220,950
LCNB Corp. 41,700 661,362
LendingClub Corp.* 146,600 1,619,930
Limestone Bancorp, Inc. 23,300 457,146
Logan Ridge Finance
Corp.* 10,100 175,841
Luther Burbank Corp. 183,900 2,136,918
Macatawa Bank Corp. 9,000 83,340
MainStreet Bancshares,
Inc. 29,040 662,402
Malvern Bancorp, Inc.* 13,900 199,743
Manning & Napier, Inc. 116,000 1,423,320
Mercantile Bank Corp. 26,500 787,315
Merchants Bancorp 95,689 2,207,545
Meridian Corp. 19,500 568,815
Metrocity Bankshares, Inc. 19,409 381,193
Metropolitan Bank Holding
Corp.* 16,700 1,074,812
Mid Penn Bancorp, Inc. 13,500 387,855
Middlefield Banc Corp. 13,300 360,430
Midland States Bancorp,
Inc. 81,617 1,923,713
MidWestOne Financial
Group, Inc. 41,900 1,143,451
MVB Financial Corp. 17,600 489,808
National Western Life
Group, Inc., Class A 6,150 1,050,420
Navient Corp. 277,000 4,069,130
NI Holdings, Inc.* 28,000 374,080
Nicholas Financial, Inc.* 19,400 110,386
Nicolet Bankshares, Inc.* 22,097 1,556,513
NMI Holdings, Inc.,
Class A* 150,000 3,055,500
Northeast Bank 16,800 616,056
Northeast Community
Bancorp, Inc.+ 15,600 193,440
Northfield Bancorp, Inc. 75,000 1,073,250
Northrim BanCorp, Inc. 10,773 447,726
Northwest Bancshares,
Inc. 275,000 3,715,250
Oak Valley Bancorp 26,720 477,486
OceanFirst Financial Corp. 159,496 2,973,005
Ocwen Financial Corp.* 29,820 693,911
OFG Bancorp 91,000 2,286,830
Ohio Valley Banc Corp. 6,000 166,920
Old Point Financial Corp. 5,100 141,423
Old Second Bancorp, Inc. 41,500 541,575
OP Bancorp 35,000 389,200
Oportun Financial Corp.* 59,500 260,015
Oppenheimer Holdings,
Inc., Class A 29,319 908,303

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Origin Bancorp, Inc. 15,700 $ 603,979
Orrstown Financial
Services, Inc. 13,500 322,920
Parke Bancorp, Inc. 36,959 774,661
Pathward Financial, Inc. 68,434 2,255,585
Patriot National Bancorp,
Inc.* 13,500 142,020
PCB Bancorp 36,300 655,941
Peapack-Gladstone
Financial Corp. 29,868 1,005,058
Penns Woods Bancorp,
Inc. 14,200 325,322
Peoples Bancorp of North
Carolina, Inc. 22,880 567,424
Peoples Bancorp, Inc. 76,909 2,224,977
Peoples Financial Services
Corp. 21,200 993,008
Piper Sandler Cos. 21,800 2,283,332
Plumas Bancorp 2,000 56,740
PRA Group, Inc.* 56,000 1,840,160
Premier Financial Corp. 96,900 2,490,330
Primis Financial Corp. 63,600 771,468
ProAssurance Corp. 103,100 2,011,481
PROG Holdings, Inc.* 95,000 1,423,100
Provident Bancorp, Inc. 28,000 400,680
Provident Financial
Holdings, Inc. 44,710 634,882
Provident Financial
Services, Inc. 112,625 2,196,188
QCR Holdings, Inc. 27,883 1,420,360
Randolph Bancorp, Inc. 2,500 67,400
RBB Bancorp 76,500 1,589,670
Red River Bancshares, Inc. 1,350 66,731
Regional Management
Corp. 29,100 815,964
Renasant Corp. 115,000 3,597,200
Republic Bancorp, Inc.,
Class A 33,880 1,297,604
Republic First Bancorp,
Inc.* 140,000 396,200
Rhinebeck Bancorp, Inc.* 35,000 341,250
Riverview Bancorp, Inc. 62,478 396,735
S&T Bancorp, Inc. 95,199 2,790,283
Safety Insurance Group,
Inc. 36,972 3,015,436
Salisbury Bancorp, Inc. 3,366 80,649
Sandy Spring Bancorp,
Inc. 900 31,734
SB Financial Group, Inc. 26,478 446,154
Security National Financial
Corp., Class A* 18,779 119,247
Shore Bancshares, Inc.+ 36,421 630,812
Industry Company Shares Value
Financials (continued)
Sierra Bancorp 55,000 $ 1,086,250
SiriusPoint, Ltd.* 319,000 1,579,050
SmartFinancial, Inc. 40,500 1,000,755
Sound Financial Bancorp,
Inc. 10,200 413,304
South Plains Financial, Inc. 75,000 2,067,000
Southern First Bancshares,
Inc.* 25,900 1,078,994
Southern Missouri
Bancorp, Inc. 14,300 729,729
Sterling Bancorp, Inc.* 140,000 844,200
Stewart Information
Services Corp. 69,592 3,036,995
StoneX Group, Inc.* 41,911 3,476,098
Summit Financial Group,
Inc. 44,100 1,188,054
Summit State Bank 17,875 259,366
SuRo Capital Corp. 9,080 35,140
SWK Holdings Corp.* 39,595 673,115
Territorial Bancorp, Inc. 22,500 417,150
Timberland Bancorp, Inc. 36,725 1,015,446
Tiptree, Inc. 122,700 1,320,252
Trean Insurance Group,
Inc.* 39,850 135,490
TriCo Bancshares 47,000 2,098,550
TrustCo Bank Corp. NY 17,400 546,708
Trustmark Corp. 120,700 3,697,041
Union Bankshares, Inc. 400 9,048
United Bancorp, Inc. 10,000 160,700
United Bancshares, Inc. 12,917 266,090
United Fire Group, Inc.+ 64,500 1,853,085
Unity Bancorp, Inc. 28,700 720,657
Universal Insurance
Holdings, Inc. 68,000 669,800
Univest Financial Corp. 119,400 2,803,512
US Global Investors, Inc.,
Class A 37,500 107,625
Velocity Financial, Inc.* 61,750 669,370
Veritex Holdings, Inc. 93,000 2,472,870
Virginia National
Bankshares Corp. 1,687 54,726
Walker & Dunlop, Inc. 32,775 2,744,251
Washington Federal, Inc. 95,000 2,848,100
Waterstone Financial, Inc. 51,500 832,240
Western New England
Bancorp, Inc. 55,365 450,117
Westwood Holdings
Group, Inc. 27,864 268,330
World Acceptance Corp.*+ 10,900 1,055,338
279,640,371

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care - 2 .04%
AlerisLife, Inc.* 66,843 $ 63,494
American Shared Hospital
Services* 8,500 22,015
Assertio Holdings, Inc.* 134,400 305,088
Brookdale Senior Living,
Inc.*+ 125,000 533,750
CareCloud, Inc.* 25,900 108,262
Co.-Diagnostics, Inc.*+ 32,500 104,325
Emergent BioSolutions,
Inc.* 106,000 2,224,940
FONAR Corp.* 8,400 118,860
Fulgent Genetics, Inc.* 76,592 2,919,687
iTeos Therapeutics, Inc.* 105,000 2,000,250
National HealthCare Corp. 22,900 1,450,486
Ovid therapeutics, Inc.* 210,900 388,056
Owens & Minor, Inc. 80,000 1,928,000
Prestige Consumer
Healthcare, Inc.* 20,000 996,600
REGENXBIO, Inc.* 85,000 2,246,550
XBiotech, Inc.* 66,700 241,454
15,651,817
Industrials - 12 .30%
ACCO Brands Corp. 299,200 1,466,080
Acme United Corp. 9,300 214,086
Air Transport Services
Group, Inc.* 68,300 1,645,348
Allegiant Travel Co.* 16,900 1,233,362
Apogee Enterprises, Inc. 37,000 1,414,140
ARC Document Solutions,
Inc. 176,700 399,342
ArcBest Corp. 45,400 3,301,942
Art's-Way Manufacturing
Co., Inc.* 8,827 16,153
Atlas Air Worldwide
Holdings, Inc.* 49,400 4,721,158
BGSF, Inc. 9,600 106,656
BlueLinx Holdings, Inc.* 12,600 782,460
Boise Cascade Co. 76,900 4,572,474
BrightView Holdings, Inc.* 251,000 1,992,940
Caesarstone, Ltd. 96,400 897,484
Chicago Rivet & Machine
Co. 1,000 25,770
Civeo Corp.* 51,700 1,299,221
CompX International, Inc. 1,500 24,360
Concrete Pumping
Holdings, Inc.* 211,000 1,360,950
Costamare, Inc. 410,400 3,673,080
Covenant Logistics Group,
Inc. 78,550 2,254,385
Deluxe Corp. 100,000 1,665,000
Industry Company Shares Value
Industrials (continued)
DLH Holdings Corp.* 4,650 $ 57,056
Eagle Bulk Shipping, Inc. 40,900 1,766,062
Eastern Co. (The) 12,404 215,209
Genco Shipping & Trading,
Ltd. 142,300 1,783,019
GMS, Inc.* 54,000 2,160,540
Greenbrier Cos., Inc. (The) 50,400 1,223,208
H&E Equipment Services,
Inc. 42,000 1,190,280
Hawaiian Holdings, Inc.*+ 100,000 1,315,000
Heidrick & Struggles
International, Inc. 24,000 623,760
Herc Holdings, Inc. 28,300 2,939,804
Hub Group, Inc., Class A* 12,500 862,250
Hudson Technologies, Inc.* 63,300 465,255
Hurco Cos., Inc. 13,372 300,603
INNOVATE Corp.*+ 54,874 38,423
KAR Auction Services,
Inc.* 220,000 2,457,400
Kelly Services, Inc.,
Class A 66,400 902,376
L B Foster Co., Class A* 29,600 288,896
LS Starrett Co. (The),
Class A* 8,068 71,240
LSI Industries, Inc. 28,600 219,934
Manitowoc Co., Inc. (The)* 115,850 897,838
Matthews International
Corp., Class A 39,700 889,677
Maxar Technologies, Inc. 69,500 1,301,040
Mayville Engineering Co.,
Inc.* 40,210 261,767
Mesa Air Group, Inc.* 127,500 210,375
Mistras Group, Inc.* 86,150 384,229
MRC Global, Inc.* 178,200 1,281,258
MYR Group, Inc.* 30,700 2,601,211
NL Industries, Inc. 107,800 833,294
Northwest Pipe Co.* 30,500 857,050
NOW, Inc.* 192,700 1,936,635
Orion Group Holdings,
Inc.* 65,422 172,714
P&F Industries, Inc.,
Class A 492 2,622
PAM Transportation
Services, Inc.* 40,000 1,238,400
Pangaea Logistics
Solutions, Ltd. 234,800 1,084,776
Park-Ohio Holdings Corp. 32,916 372,280
Patriot Transportation
Holding, Inc. 7,500 58,950
Performant Financial Corp.* 100,000 185,000
Powell Industries, Inc. 20,000 421,600

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Preformed Line Products
Co. 10,600 $ 754,190
Primoris Services Corp. 127,800 2,076,750
Quad/Graphics, Inc.* 163,757 419,218
Quanex Building Products
Corp. 42,000 762,720
Quest Resource Holding
Corp.* 10,150 85,666
Resources Connection,
Inc. 20,000 361,400
REV Group, Inc. 127,500 1,406,325
Rush Enterprises, Inc.,
Class A 57,769 2,533,748
Rush Enterprises, Inc.,
Class B 19,050 912,686
Safe Bulkers, Inc. 546,900 1,350,843
Servotronics, Inc.* 1,500 16,905
SIFCO Industries, Inc.* 6,500 19,955
SkyWest, Inc.* 96,500 1,569,090
Steelcase, Inc., Class A 90,000 586,800
Sterling Infrastructure, Inc.* 64,800 1,391,256
Textainer Group Holdings,
Ltd. 125,400 3,368,244
Titan Machinery, Inc.* 92,000 2,599,920
TrueBlue, Inc.* 60,250 1,149,570
Tutor Perini Corp.* 72,300 399,096
Ultralife Corp.* 55,000 264,550
Universal Logistics
Holdings, Inc. 4,108 130,306
US Xpress Enterprises,
Inc., Class A* 130,000 319,800
V2X, Inc.* 24,000 849,600
Veritiv Corp.* 31,900 3,118,863
Wabash National Corp. 27,100 421,676
Williams Industrial
Services Group, Inc.* 51,200 75,776
Willis Lease Finance
Corp.* 17,634 577,337
94,459,712
Information Technology - 4 .56%
Adeia, Inc. 203,000 2,870,420
Alpha & Omega
Semiconductor, Ltd.*+ 114,905 3,534,478
AstroNova, Inc.* 15,241 178,320
Bel Fuse, Inc., Class B 29,272 739,118
Benchmark Electronics,
Inc. 90,100 2,232,678
Computer Task Group,
Inc.* 21,150 141,705
Industry Company Shares Value
Information Technology (continued)
Comtech
Telecommunications
Corp. 45,200 $ 452,452
Conduent, Inc.* 529,000 1,766,860
Daktronics, Inc.* 79,000 214,090
Ebix, Inc.+ 82,100 1,557,437
EMCORE Corp.* 75,000 125,250
Franklin Wireless Corp.* 4,730 13,811
Greenidge Generation
Holdings, Inc.*+ 5,175 10,350
Information Services
Group, Inc. 63,600 302,736
Kimball Electronics, Inc.* 57,100 979,265
NETGEAR, Inc.* 18,800 376,752
NetScout Systems, Inc.* 143,600 4,497,552
NetSol Technologies, Inc.* 35,100 110,214
Network-1 Technologies,
Inc. 100,100 225,225
Photronics, Inc.* 118,670 1,734,955
Ribbon Communications,
Inc.* 180,013 399,629
Sanmina Corp.* 95,700 4,409,856
ScanSource, Inc.* 48,500 1,280,885
SigmaTron International,
Inc.* 11,615 55,171
StarTek, Inc.* 124,500 373,500
Steel Connect, Inc.* 47,845 65,548
Super Micro Computer,
Inc.* 42,725 2,352,866
TESSCO Technologies,
Inc.* 32,000 132,480
Trio-Tech International* 25,100 116,464
TTM Technologies, Inc.* 254,902 3,359,608
Wayside Technology
Group, Inc. 15,700 422,016
35,031,691
Materials - 6 .27%
Advanced Emissions
Solutions, Inc.* 85,000 232,050
AdvanSix, Inc. 87,400 2,805,540
AgroFresh Solutions, Inc.* 78,900 118,350
Alpha Metallurgical
Resources, Inc. 6,200 848,408
American Vanguard Corp. 103,000 1,926,100
Ampco-Pittsburgh Corp.* 51,200 188,416
Ascent Industries Co.* 29,748 416,769
Caledonia Mining Corp.
PLC 13,000 127,660
Carpenter Technology
Corp. 84,000 2,615,760
Clearwater Paper Corp.* 54,050 2,032,280

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Materials (continued)
Core Molding
Technologies, Inc.* 17,000 $ 168,810
Friedman Industries, Inc. 32,900 233,919
FutureFuel Corp. 82,000 495,280
Glatfelter Corp. 122,000 379,420
Gold Resource Corp. 80,750 133,238
Greif, Inc., Class A 15,000 893,550
Haynes International, Inc. 20,000 702,400
Intrepid Potash, Inc.* 45,601 1,804,432
Koppers Holdings, Inc. 66,000 1,371,480
Mercer International, Inc. 274,950 3,381,885
Minerals Technologies, Inc. 19,500 963,495
Olympic Steel, Inc. 25,639 584,826
Pactiv Evergreen, Inc. 35,000 305,550
Ramaco Resources, Inc.+ 79,900 735,080
Rayonier Advanced
Materials, Inc.* 232,400 732,060
Resolute Forest Products,
Inc.* 236,000 4,720,000
Ryerson Holding Corp. 124,700 3,209,778
Schnitzer Steel Industries,
Inc., Class A 86,800 2,470,328
SunCoke Energy, Inc. 320,000 1,859,200
TimkenSteel Corp.* 180,887 2,711,496
Tredegar Corp. 37,600 354,944
Trinseo PLC 60,000 1,099,200
Tronox Holdings PLC 205,000 2,511,250
Universal Stainless & Alloy
Products, Inc.* 16,750 119,260
Valhi, Inc. 84,546 2,127,177
Warrior Met Coal, Inc. 96,000 2,730,240
48,109,631
Real Estate - 0 .45%
AMREP Corp.* 29,900 337,272
Anywhere Real Estate,
Inc.* 291,318 2,362,589
Forestar Group, Inc.* 20,001 223,811
RE/MAX Holdings, Inc.,
Class A 30,000 567,300
3,490,972
TOTAL COMMON STOCKS - 99.39% 763,234,642
(Cost $650,383,311)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%***+ 529 11,172
TOTAL PREFERRED STOCK - 0.00% 11,172
(Cost $11,003)
Industry Company Shares Value
.
Rights - 0.00%
Pineapple Holdings, Inc.,
CVR*
∆
#+++ 3,750 $ —
ZAGG, Inc., CVR,
expiring 12/31/99*
∆
# 30,000 —
TOTAL RIGHTS - 0.00% —
(Cost $ — )
.
Warrants - 0.01%
Nabors Industries, Ltd.,
expiring 06/11/26* 5,200 94,380
TOTAL WARRANTS - 0.01% 94,380
(Cost $ — )
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.42%
Fidelity Investments Money
Market Government
Portfolio Class I 2.74% 3,196,778
3,196,778
TOTAL MONEY MARKET FUND - 0.42% 3,196,778
(Cost $3,196,778)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.09%
Dreyfus Institutional
Preferred Government
Plus Money Market
Fund** 3.02% 8,332,043
8,332,043
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.09% 8,332,043
(Cost $8,332,043)
TOTAL INVESTMENTS
-
100.91%
$ 774,869,015
(Cost $661,923,135)
Liabilities in Excess of Other Assets - (0.91%) (7,020,253)
NET ASSETS - 100.00% $ 767,848,762

Omni Tax-Managed Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | September 30, 2022 (Unaudited)
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2022.
*** Security is perpetual and has no stated maturity date.
^ Rate disclosed as of September 30, 2022.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $0, which is
0.00% of total net assets.
+ This security or a portion of the security is out on loan as of
September 30, 2022. Total loaned securities had a value of
$26,612,652 as of September 30, 2022.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 9/30/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks
Financials $ 279,464,530 $ 175,841 $ – $ 279,640,371
Other
Industries (a) 483,594,271 – – 483,594,271
Total Common
Stocks 763,058,801 175,841 – 763,234,642
Preferred
Stock 11,172 – – 11,172
Rights – – 0 0
Warrants 94,380 – – 94,380
Money Market
Fund 3,196,778 – – 3,196,778
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending 8,332,043 – – 8,332,043
TOTAL
$774,693,174 $175,841 $0 $774,869,015
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2022 $ 0
Purchases –
Sales –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) –
Transfers in –
Transfers out –
Balance as of 09/30/2022 $ 0
Net change in unrealized Appreciation/(Depreciation) from
investments held as of 09/30/2022 $ –